Earnings (loss) per share	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings (loss) per share
Earnings (loss) per share
Basic earnings (loss) per share ("EPS") amounts are calculated by dividing net income (loss) allocated to common stockholders by the weighted average number of common shares outstanding. Diluted EPS amounts assume the issuance of common stock for all potentially dilutive securities.
In periods when we report a net loss, all share-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their antidilutive effect on loss per share. In periods when we report net income, certain share-based compensation awards may be excluded from the calculation of diluted EPS if the exercise price was greater than the average market price of the underlying common stock.
The following table shows the basic and diluted earnings (loss) per share for the three months ended March 31, 2017 and 2016:

	For the three months ended March 31,
	2017			2016
	Loss	Shares (000)	Per-Share	Loss	Shares (000)	Per-Share
Net loss	$(15,139)			$(16,163)
Amount allocated to common stockholders	100.00%			100.00%
Basic and diluted EPS:
Net loss allocated to common stockholders	$(15,139)	87,254	$(0.17)	$(16,163)	87,040	$(0.19)

Securities excluded from the calculation of diluted EPS:	Three months ended March 31,
	2017	2016

Stock options	207,716	393,237
Service-based share awards	1,037,320	498,809

Earnings (loss) per share
Basic earnings (loss) per share ("EPS") amounts are calculated by dividing net income (loss) allocated to common stockholders by the weighted average number of common shares outstanding.  Diluted EPS amounts assume the issuance of common stock for all potentially dilutive common shares outstanding.
The following table shows the basic and diluted earnings (loss) per share for 2016, 2015, and 2014:

	For the year ended December 31, 2016
	Net loss	Shares (000)	Per-Share
Net loss	$(252,415)
Amount allocated to common stockholders	100%
Basic and Diluted EPS:
Net loss allocated to common stockholders	$(252,415)	87,064	$(2.90)

	For the year ended December 31, 2015
	Net loss	Shares (000)	Per-Share
Net loss	$(59,310)
Amount allocated to common stockholders	100%
Basic and Diluted EPS:
Net loss allocated to common stockholders	$(59,310)	87,375	$(0.68)

	For the year ended December 31, 2014
	Net income	Shares (000)	Per-Share
Net income	$126,474
Amount allocated to common stockholders	91.81%
Basic EPS:
Net income allocated to common stockholders	$116,116	88,823	$1.31
Effect of dilutive securities:
Share-based compensation plans		605
Diluted EPS:	$116,116	89,428	$1.30

Securities excluded from the calculation of diluted EPS:
	2016	2015	2014
Stock options (1)	105,453	356,634	320,553
Service-based share awards (1)	840,402	608,914	—

(1)
In periods when we report a net loss, all share-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their antidilutive effect on earnings (loss) per share.